Convertible Preferred shares, shareholders' (Deficit) and Equity incentive Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shares Available for Grant
Balance as of December 31, 2020	3,470,250
Balance as of December 31, 2021	2,749,064	3,470,250
Outstanding Share Options
Balance as of December 31, 2020	12,418,350
Balance as of December 31, 2021	10,132,154	12,418,350
2021 Plan
Outstanding Share Options
Balance as of December 31, 2020	12,418,350
Granted	0
Exercised	(1,994,371)
Forfeited	(291,825)
Balance as of December 31, 2021	10,132,154	12,418,350
Exercisable as of December 31, 2021	7,955,457
Weighted Average Exercise Price
Balance as of December 31, 2020	$ 2.04
Exercised	0.83
Forfeited	2.66
Balance as of December 31, 2021	2.26	$ 2.04
Exercisable as of December 31, 2021	$ 2.15
Weighted-Average Remaining Contractual Life (Years)	7 years 1 month 17 days	7 years 9 months 29 days
Weighted- Average Remaining Contractual Life (Years) Exercisable	6 years 9 months 18 days
Aggregate Intrinsic Value
Balance as of December 31, 2020	$ 121,325,910
Exercised	124,762,700
Balance as of December 31, 2021	619,339,900	$ 121,325,910
Exercisable as of December 31, 2021	$ 487,203,070.00